Principal alliances - Collaboration agreements on human therapeutic antibodies (Details) $ / shares in Units, € in Millions, $ in Millions					1 Months Ended			3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
		Apr. 30, 2025 EUR (€)	Apr. 01, 2020	Jul. 01, 2015 agreement	Jul. 31, 2023 EUR (€)	Nov. 30, 2022 EUR (€)	Nov. 30, 2007 agreement	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2025 EUR (€) Rate		Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 USD ($) bond Rate	Dec. 04, 2025 EUR (€)	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)	May 13, 2023 EUR (€)	Apr. 27, 2023 USD ($)	Mar. 13, 2023 USD ($) $ / shares
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales											€ 43,626.0			€ 41,081.0		€ 37,817.0	[1]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax											847.0	[2]		1,461.0		807.0	[2],[3]
Net cash flow on acquisition	[4]										9,394.0			1,901.0		2,535.0	[3]
Goodwill											41,300.0			43,384.0		49,404.0
Net income excluding the exchanged/held-for-exchange Animal Health business											2,874.0			64.0		338.0
Other intangible assets											26,261.0			22,629.0		24,319.0
Provention Bio, Inc
Disclosure of detailed information about Principal Alliances [Line Items]
Consideration transferred, acquisition-date fair value | $																							$ 2,806.0
Cash transferred | $																								$ 2,800.0
Equity interest in acquiree held before acquisition date | $																								$ 68.0
Financial interest in principal fully consolidated companies									3.00%
Net cash flow on acquisition | $															$ 2,722.0
Purchase price per share (in euro/usd per share) | $ / shares																								$ 25.00
Other intangible assets																						€ 2,810.0
Vicebio Ltd
Disclosure of detailed information about Principal Alliances [Line Items]
Consideration transferred, acquisition-date fair value																			€ 1,002.0
Net cash flow on acquisition											€ 968.0
QRIB Intermediate Holdings, LLC [Member]
Disclosure of detailed information about Principal Alliances [Line Items]
Consideration transferred, acquisition-date fair value																				€ 1,343.0	$ 1,419.0
Goodwill																				€ 484.0
Cash flows from (used in) investing activities, discontinued operations | $															1,410.0
Opella Business
Disclosure of detailed information about Principal Alliances [Line Items]
Assets (liabilities)		€ 11,300.0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		€ 16,000.0
Financial interest in principal fully consolidated companies											74.00%		74.00%
Net income excluding the exchanged/held-for-exchange Animal Health business											€ 2,600.0
US
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales											€ 22,176.0			19,986.0		17,262.0	[5]
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement							2
Phase III costs, responsibility percentage											80.00%		80.00%
Phase III costs, responsibility percentage for Regeneron											20.00%		20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)								10.00%		20.00%
Percentage of cumulative development costs reimbursed											50.00%		50.00%					50.00%
Period before scheduled launch date											24 months		24 months
Number of payments | bond																		2
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, first achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal | $																		$ 50.0
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, first achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | $																		2,000.0
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, second achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal | $																		$ 50.0
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, second achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | $															$ 2,500.0
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Prior agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate										10.00%	10.00%		10.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | New agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate											20.00%		20.00%					20.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales Of Antibodies, Third Achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal | $													$ 50.0
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales Of Antibodies, Third Achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | $													$ 3,000.0
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | US
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations											50.00%		50.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of losses arising from commercial operations											55.00%		55.00%
Royalty expense, percentage (percentage)			5.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations											55.00%		55.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations											65.00%		65.00%
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement				2
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Proceeds from collaboration agreements											€ 138.0			117.0		€ 196.0
AstraZeneca | Antibodies Collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Collaboration agreements, regulatory milestone payment					€ 65.0	€ 25.0
Collaboration Agreements, Amount Paid														€ 25.0

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(g)For 2025 and 2023, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments. For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million.

[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[5]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).